Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Lease_Option Lease	Dec. 31, 2021	Sep. 30, 2021 USD ($) Lease	Mar. 15, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 01, 2017 USD ($)
Operating Leased Assets [Line Items]
Weighted-average remaining lease term			1 year 10 days
Estimated borrowing rate of lease at discount rate		14.00%
ADOMANI, INC. [Member]
Operating Leased Assets [Line Items]
Number of lease | Lease	2
Right of use asset included in other non-current assets	$ 411,058				$ 218,504
Current liabilities relating to ROU asset	195,301				70,492
Non-current liabilities relating to ROU asset	$ 215,757				$ 148,012
Weighted-average remaining lease term	2 years 14 days				3 years 1 month 28 days
Estimated borrowing rate of lease at discount rate	14.00%				14.00%
Office And Warehouse Leases [Member]
Operating Leased Assets [Line Items]
Number of lease | Lease			4
Corporate Office Lease [Member]
Operating Leased Assets [Line Items]
Right of use asset included in other non-current assets				$ 131,622
Corporate Office Lease [Member] | ADOMANI, INC. [Member]
Operating Leased Assets [Line Items]
Right of use asset included in other non-current assets	$ 145,520				$ 218,504
Current liabilities relating to ROU asset	67,721
Non-current liabilities relating to ROU asset	$ 77,799				$ 148,012
Weighted-average remaining lease term	2 years 1 month 28 days
Estimated borrowing rate of lease at discount rate	14.00%
Operating lease, right of use asset						$ 377,129
Operating lease liability						$ 377,129
Number of options to extend operating lease | Lease_Option	1
Operating lease, renewal term	3 years
Advanced noticed required to extend operating lease	9 months
Equipment Lease [Member]
Operating Leased Assets [Line Items]
Number of lease | Lease			5
Warehouse Space in Corona, California [Member]
Operating Leased Assets [Line Items]
Weighted-average remaining lease term		1 year
Warehouse Space in Corona, California [Member] | ADOMANI, INC. [Member]
Operating Leased Assets [Line Items]
Right of use asset included in other non-current assets	$ 265,538
Current liabilities relating to ROU asset	127,580
Non-current liabilities relating to ROU asset	$ 137,958
Weighted-average remaining lease term	1 year 11 months 1 day
Estimated borrowing rate of lease at discount rate	14.00%
Operating lease, right of use asset	$ 382,742
Operating lease liability	$ 382,742
Warehouse Space in Corona, California [Member] | Current Assets [Member]
Operating Leased Assets [Line Items]
Right of use asset included in other non-current assets			$ 133,672	$ 238,365
Current liabilities relating to ROU asset			131,245
Warehouse Space in Corona, California [Member] | Noncurrent Assets [Member]
Operating Leased Assets [Line Items]
Non-current liabilities relating to ROU asset			$ 2,427